Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory [Abstract]
Summary of Company Inventory Values

The table below presents the Company’s inventory values, by category, as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Raw materials	$35,643	$251,911
Finished goods	4,676,132	2,625,249
Total net realizable value	$4,711,775	$2,877,160

The table below presents the Company’s inventory values, by category, as of December 31, 2025 and 2024:

	2025	2024
Raw materials	$251,911	$176,218
Finished goods	2,625,249	1,647,784
Total net realizable value	$2,877,160	$1,824,001